11. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details Narrative
Pretax losses from continuing operations	$ 17,779,320
Valuation allowance	$ 20,657,196	$ 15,555,570